DWS CROCI US Fund Annual Fund Operating Expenses - DWS CROCI US Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.98%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.81%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.67%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.66%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.32%, 0.48%, 0.26% and 0.24% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.